Warrants - Summary of Warrants to Purchase Shares of Common Stock and Convertible Preferred Stock Outstanding and Exercisable (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Aug. 31, 2012	Feb. 28, 2012	Aug. 31, 2010
Investors [Member] | Issued in Connection With Conversion of 2006-2009 Notes [Member] | Series A Convertible Preferred Stock [Member] | Warrants Issue Date 09/07/2010 [Member]
Class of Warrant or Right [Line Items]
ISSUE DATE	Sep. 07, 2010
WARRANT TO PURCHASE	54,716
Exercise price	$ 1.450
EXPIRATION DATE	Sep. 07, 2015
Investors [Member] | Issued in Connection With Conversion of 2006-2009 Notes [Member] | Common Stock [Member] | Warrants Issue Date 09/07/2010 [Member]
Class of Warrant or Right [Line Items]
ISSUE DATE	Sep. 07, 2010
WARRANT TO PURCHASE	59,000
Exercise price	$ 0.150
EXPIRATION DATE	Sep. 07, 2015
LEI [Member]
Class of Warrant or Right [Line Items]
WARRANT TO PURCHASE			25,000	80,000	125,000
Exercise price		$ 2.75		$ 0.19	$ 0.001
LEI [Member] | Issued in Connection With License Agreement [Member] | Common Stock [Member] | Warrants Issue Date 08/20/2010 [Member]
Class of Warrant or Right [Line Items]
ISSUE DATE	Aug. 20, 2010
WARRANT TO PURCHASE	125,000
Exercise price	$ 0.001
EXPIRATION DATE	Aug. 20, 2015
LEI [Member] | Issued in Connection With License Agreement [Member] | Common Stock [Member] | Warrants Issue Date 02/24/2012 [Member]
Class of Warrant or Right [Line Items]
ISSUE DATE	Feb. 24, 2012
WARRANT TO PURCHASE	80,000
Exercise price	$ 0.190
EXPIRATION DATE	Feb. 24, 2017